Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
Schedule of Ordinary Share Capital	Ordinary share capital (with no par value) is composed as follows:

	June 30, 2026		December 31, 2025
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited
Number of shares
Ordinary shares	107,800,000	20,311,766	107,800,000	18,204,002

Schedule of Options to Employees and Non-Employees Under the Company’s Option Plan

A summary of the status of options to employees and non-employees (including directors and consultants) under the Company’s option plan as of June 30, 2026, and changes during the six month period then ended are presented below:

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	2,937,808	$4.78	$1,932	8.69
Granted	748,586	$4.43
Exercised	(2,250)	$3.98	$2
Forfeited	(46,743)	$6.84
Expired	(624)	$92.89

Outstanding at end of period	3,636,777	$4.67	$3,941	8.54
Exercisable options	1,524,936	$5.61	$1,367	7.97
Vested and expected to vest	3,636,777	$4.67	$3,941	8.54

Schedule of Share-Based Compensation Expense

The total share-based compensation expense recognized by the Company’s departments:

	Six months ended June 30,
	2026	2025

Research and development	$725	$1,080
Marketing and business development	158	410
General and administrative	579	1,385

	$1,462	$2,875

Schedule of Warrants Exercisable into Ordinary Shares

As of June 30, 2026, all warrants, including the pre-funded warrants disclosed in Note 5c, are exercisable into Ordinary shares as follows:

Grant date	Warrants outstanding as of June 30, 2026	Average Exercise price per share ($)	Warrants exercisable as of June 30, 2026	Exercisable through

April 2022	5,193	12.60	5,193	April 2029
July 2022	1,298	12.60	1,298	April 2029
April 2022	40,000	3.61	40,000	August 2031
August 2024	471,605	3.61	471,605	August 2026 *)
June 2025	7,289,644	4.50	7,289,644	June 2027 *)

	7,807,740		7,807,740

*)	See Note 5c for warrants and pre-funded warrants that were exercised during the six-month period ended June 30, 2026.